Document and Entity Information	Total
Risk/Return:
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Document Type	497
Document Period End Date	Nov. 30, 2019
Amendment Flag	false
Central Index Key	0000875610
Document Effective Date	Jul. 31, 2020
Document Creation Date	Jul. 31, 2020
Prospectus Date	Mar. 27, 2020
Entity Inv Company Type	N-1A
Delaware International Value Equity Fund | Class A
Risk/Return:
Trading Symbol	DEGIX
Delaware International Value Equity Fund | Class C
Risk/Return:
Trading Symbol	DEGCX
Delaware International Value Equity Fund | Class R
Risk/Return:
Trading Symbol	DIVRX
Delaware International Value Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	DEQIX
Delaware International Value Equity Fund | Class R6
Risk/Return:
Trading Symbol	DEQRX